Property and Equipment, Net (Details) - USD ($)		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Itrems]
Depreciation expense			[1]	$ 11,000	$ 24,000
Denotes amount		$ 1,000
Leasehold Property [Member]
Property and Equipment, Net [Line Itrems]
Amount of consideration	$ 1,300,000

[1]	— Denotes amount less than US$1,000.